Morgan Stanley Bank of America Merrill Lynch
T
rust 2015-C25
Commercial Mortgage Pass-Through Certificates, Series 2015-C25
August 2026
D
A
TES
ADMINISTR
A
TOR
Payment
Date:
Prior
Payment:
Next
Payment:
Record Date:
Determination Date:
Aug 17, 2026
Jul 17, 2026
Sep 17, 2026
Jul 31, 2026
Aug 1
1, 2026
First Payment Date:
Closing Date:
Final Distribution Date:
Nov 18, 2015
Oct 15, 2015
Oct 19, 2048
Name:
Faseeh Ejaz
Title:
Account Administrator
Phone:
312.332.6925
T
ABLE OF CONTENTS
Payment Detail
Page
1
Factor Detail
Page
2
Principal Detail
Page
3
Interest Detail
Page
4
Reconciliation of Funds
Page
5
Email:
faseeh.ejaz@usbank.com
Website:
https://pivot.usbank.com/
Miscellaneous Detail
Bond/Collateral Realized Loss Reconciliation
Historical Delinquency & Liquidation (Stated)
Delinquency Summary Report
Historical Liquidation Loss Loan Detail
Interest Adjustment Reconciliation
Appraisal Reduction Report
Loan Level Detail
Historical Loan Modification Report
REO Status Report
Defeased Loan Detail
Material Breaches and Document Defects
Page
6
Page
7
Page
8
Page
9
Page
10
Page
11
Page
12
Page
13
Page
15
Page
16
Page
17
Page
18
P
ARTIES TO THE TRANSACTION
Mortgage Loan Seller:
Bank of America, National Association
CIBC Inc.
Morgan Stanley Mortgage Capital Holdings LLC
Starwood Mortgage Funding III LLC
Depositor:
Banc of America Merrill Lynch Commercial Mortgage Inc.
Trustee:
U.S. Bank
Certificate Administrator:
U.S. Bank
Master Servicer:
Trimont LLC
Special Servicer:
LNR Partners, LLC
Trust Advisor:
Pentalpha Surveillance LLC
Rating Agency:
Fitch Ratings, Inc.
Rating Agency:
Kroll Bond Rating Agency, Inc.
Rating Agency:
Moody’s Investors Service, Inc.
* This report contains, or is based on, information furnished to U.S.
Bank Global Corporate Trust ("U.S. Bank") by one or more third parties (e.g. Servicers, Master Servicer, etc.), and U.S. Bank
has not independently verified information received from any such third party.

Morgan Stanley Bank of America Merrill Lynch
T
rust 2015-C25
Commercial Mortgage Pass-Through Certificates, Series 2015-C25
August 2026
PA
YMENT DE
T
AIL
Pass-Thru
Class
Rate
A-1
1.61500%
A-2
2.80100%
A-SB
3.38300%
A-3
3.28000%
A-4
3.37200%
A-5
3.63500%
A-S
4.06900%
B
4.55209%
C
4.55209%
D
3.06800%
E
4.55209%
F
4.55209%
G
4.55209%
X-A
4.55209%
X-B
0.48309%
X-D
1.48409%
R
0.00000%
V
0.00000%
Original
Balance
34,000,000.00
28,700,000.00
93,700,000.00
115,000,000.00
230,000,000.00
324,193,000.00
45,702,000.00
89,931,000.00
56,022,000.00
63,394,000.00
29,485,000.00
13,269,000.00
56,022,010.00
825,593,000.00
45,702,000.00
63,394,000.00
0.00
0.00
Beginning
Balance
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
13,151,337.09
29,485,000.00
13,269,000.00
54,094,662.91
0.00
0.00
13,151,337.09
0.00
0.00
Principal
Distribution
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Interest
Distribution
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
33,623.59
111,848.69
50,334.75
204,454.89
0.00
0.00
16,264.82
0.00
0.00
Total
Distribution
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
33,623.59
111,848.69
50,334.75
204,454.89
0.00
0.00
16,264.82
0.00
0.00
Realized
Loss
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Ending
Balance
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
13,151,337.09
29,485,000.00
13,269,000.00
54,094,662.91
0.00
0.00
13,151,337.09
0.00
0.00
Totals:
1,179,418,010.00
110,000,000.00
0.00
416,526.74
416,526.74
0.00
110,000,000.00

Morgan Stanley Bank of America Merrill Lynch
T
rust 2015-C25
Commercial Mortgage Pass-Through Certificates, Series 2015-C25
August 2026
F
ACTOR DE
T
AIL
Class
Cusip
A-1
61765TAA1
A-2
61765TAB9
A-SB
61765TAC7
A-3
61765TAD5
A-4
61765TAE3
A-5
61765TAF0
A-S
61765TAK9
B
61765TAL7
C
61765TAM5
D
61765TAN3
E
61765TAP8 / U6182BAA7 / 61765TAQ6
F
61765TAR4 / U6182BAB5 / 61765TAS2
G
61765TAT0 / U6182BAC3 / 61765TAU7
X-A
61765TAG8
X-B
61765TAH6
X-D
61765TAJ2
R
61765TAX1 / U6182BAE9 / 61765TAY9
V
61765TAV5 / U6182BAD1 / 61765TAW3
Beginning
Balance
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
207.45397183
1,000.00000000
1,000.00000000
965.59660944
0.00000000
0.00000000
207.45397183
0.00000000
0.00000000
Principal
Distribution
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
Interest
Distribution
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.53039065
3.79340973
3.79340973
3.64954579
0.00000000
0.00000000
0.25656726
0.00000000
0.00000000
Total
Distribution
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.53039065
3.79340973
3.79340973
3.64954579
0.00000000
0.00000000
0.25656726
0.00000000
0.00000000
Collateral Support
Deficit
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
Ending
Balance
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
207.45397183
1,000.00000000
1,000.00000000
965.59660944
0.00000000
0.00000000
207.45397183
0.00000000
0.00000000

Morgan Stanley Bank of America Merrill Lynch
T
rust 2015-C25
Commercial Mortgage Pass-Through Certificates, Series 2015-C25
August 2026
PRINCI
P
AL DE
T
AIL
Beginning
Class
Balance
A-1
0.00
A-2
0.00
A-SB
0.00
A-3
0.00
A-4
0.00
A-5
0.00
A-S
0.00
B
0.00
C
0.00
D
13,151,337.09
E
29,485,000.00
F
13,269,000.00
G
54,094,662.91
Scheduled
Principal
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Unscheduled
Principal
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Excess Trust
Advisor Expenses
Allocation
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Collateral Support
Deficit
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Ending
Balance
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
13,151,337.09
29,485,000.00
13,269,000.00
54,094,662.91
Cumulative
Loss
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
1,927,347.09
Totals:
110,000,000.00
0.00
0.00
0.00
0.00
110,000,000.00
1,927,347.09

Morgan Stanley Bank of America Merrill Lynch
T
rust 2015-C25
Commercial Mortgage Pass-Through Certificates, Series 2015-C25
August 2026
INTEREST DE
T
AIL
Class
A-1
A-2
A-SB
A-3
A-4
A-5
A-S
B
C
D
E
F
G
X-A
X-B
X-D
R
V
Totals:
Accrued
Certificate
Interest
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
33,623.59
111,848.69
50,334.75
205,203.22
0.00
0.00
16,264.82
0.00
0.00
417,275.07
Net Prepay
Interest
Shortfall
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Trust Advisor
Expenses
Allocation
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Current
Interest
Shortfall
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
748.33
0.00
0.00
0.00
0.00
0.00
748.33
Extension
Fees
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Prepayment
Premium
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Additional
Interest
Amount
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Accrued
Unpaid Addt’l
Interest Amt
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Total Interest
Distribution
Amount
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
33,623.59
111,848.69
50,334.75
204,454.89
0.00
0.00
16,264.82
0.00
0.00
416,526.74
Cumulative
Unpaid Int
Shortfall
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
265,236.80
0.00
0.00
0.00
0.00
0.00
265,236.80
* Includes additional interest amounts specifically allocated to the bonds and used in determining the bonds total interest distribution amount

Morgan Stanley Bank of America Merrill Lynch
T
rust 2015-C25
Commercial Mortgage Pass-Through Certificates, Series 2015-C25
August 2026
RECONCILI
A
TION OF FUNDS
Funds Collection
Funds Distribution
Interest
Scheduled Interest
Interest Adjustments
Deferred Interest
Net Prepayment Shortfall
Net Prepayment Interest Excess
Interest Reserve (Deposit)/Withdrawal
Interest Collections
Principal
Scheduled Principal
Unscheduled Principal
Principal Adjustments
Principal Collections
Other
Prepayment Premium
Other Collections
Total Collections
418,672.22
(1,164.67)
0.00
0.00
0.00
0.00
417,507.55
0.00
(744.00)
0.00
(744.00)
0.00
0.00
416,763.55
Fees
Servicing Fee
Trustee/Certificate Administrator Fee
Special Servicing Fee
Workout Fee
Liquidation Fee
Special Serv Fee plus Adj.
CREFC Intellectual Property Royalty License Fee
Trust Advisor Fee
Extension Fee
Fee Distributions
Other Expenses of the Trust
Reimbursed for Interest on Advances
Net ASER Amount
Non-Recoverable Advances
Other Expenses or Shortfalls
Other Expenses of the Trust
Payments to Certificateholders
Interest Distribution
Principal Distribution
Prepayment Premium
Available Distribution Amount
947.22
236.81
0.00
0.00
0.00
0.00
47.36
165.76
0.00
1,397.15
0.00
0.00
0.00
4.33
4.33
416,526.74
0.00
0.00
416,526.74
Start
Interest Accrual Period
7/1/2026
Total Distributions
416,763.55
End
7/31/2026

Morgan Stanley Bank of America Merrill Lynch
T
rust 2015-C25
Commercial Mortgage Pass-Through Certificates, Series 2015-C25
August 2026
MISCELLANEOUS DE
T
AIL
Advances
Miscellaneous
P&I Advances
Total
* Total Current
Advance
Not Provided
Beginning Stated Principal Balance
Ending Stated Principal Balance
Ending Unpaid Balance
110,000,000.00
110,000,000.00
110,000,000.00
Unreimbursed Advances
Total
Current
Advance
0.00
Outstanding
Advance
0.00
Total Servicing
Adv. Outstanding
0.00
Mortgage Loan Count
Aggregate Principal Balance
Weighted Average Months to Maturity (WAMM)
Weighted Average Mortgage Rate
1
110,000,000.00
1
4.567333%
Disclosable Special Servicer Fees
Commission
Brokerage Fee
Rebate
Shared Fee
Total
Special Servicer/Affiliates
0.00
0.00
0.00
0.00
0.00

Morgan Stanley Bank of America Merrill Lynch
T
rust 2015-C25
Commercial Mortgage Pass-Through Certificates, Series 2015-C25
August 2026
BOND/COLL
A
TERAL REALIZED LOSS RECONCILI
A
TION
Loan ID
1
1A
7
7
16
26
34
34
34
34
34
34
34
34
53
Period
Jan 2025
Jan 2025
Jan 2026
Aug 2026
May 2026
Mar 2026
Dec 2022
Feb 2023
Mar 2023
May 2023
Jul 2023
Apr 2024
Jun 2024
Aug 2024
Nov 2025
Beginning
Balance of the
Loan at
Liquidation
86,470,588.24
24,019,607.84
45,358,746.44
15,630,935.72
12,723,962.36
10,087,928.20
3,409,894.20
Aggregate
Realized Loss
on Loans
0.00
0.00
0.00
744.00
0.00
24,825.86
1,923,901.58
1,930,853.08
1,949,738.86
1,965,372.31
1,968,654.31
1,902,521.60
1,904,948.60
1,902,521.60
0.00
Prior Realized
Loss Applied to
Certificates
A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
1,923,901.58
1,930,853.08
1,949,738.86
1,965,372.31
1,968,654.31
1,902,521.60
1,904,948.60
0.00
Amounts
Covered by
Overcollateraliz
ation and other
Credit Support
B
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Interest
(Shortages) /
Excesses
applied to
Realized Loss
C
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Modification
Adjustments /
Appraisal
Reduction
Adjustment
D
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Additional
(Recoveries) /
Expenses
applied to
Realized Loss
E
0.00
0.00
0.00
744.00
0.00
0.00
0.00
6,951.50
18,885.78
15,633.45
3,282.00
(66,132.71)
2,427.00
(2,427.00)
0.00
Current
Realized Loss
Applied to
Certificates*
0.00
0.00
0.00
744.00
0.00
24,825.86
1,923,901.58
1,930,853.08
1,949,738.86
1,965,372.31
1,968,654.31
1,902,521.60
1,904,948.60
1,902,521.60
0.00
Recoveries of
Realized
Losses paid
as Cash
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
(Recoveries) /
Loss to
Certificate
Interest
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Loan Count:
7
Totals:
1,928,091.46
0.00
0.00
0.00
(20,635.98)
1,928,091.46
0.00
0.00
Description of Fields
A
B
C
D
E
*In the Initial Period the Current Realized Loss Applied to Certificates will equal Aggregate Realized Loss on Loans
- B - C - D + E instead of A - C - D + E
Prior Realized Loss Applied to Certificates
Reduction to Realized Loss applied to bonds (could represent OC, insurance policies, reserve accounts, etc)
Amounts classified by the Master as interest adjustments from general collections on a loan with a Realized Loss
Adjustments that are based on principal haircut or future interest foregone due to modification
Realized Loss Adjustments, Supplemental Recoveries or Expenses on a previously liquidated loan

Morgan Stanley Bank of America Merrill Lynch
T
rust 2015-C25
Commercial Mortgage Pass-Through Certificates, Series 2015-C25
August 2026
HISTORICAL DELINQUENCY & LIQUID
A
TION SUMMARY (S
TA
TED BALANCE)
30 Days Delinq
(1)
60 Days Delinq
(1)
90+ Days Delinq
(1)
Bankruptcy
Foreclosure
REO
Prepayments/Liquidation
Month
Count
Aug 2026
0
Jul 2026
0
Jun 2026
0
Balance
0.00
0.00
0.00
%
(2)
Count
0.0
%
0
0.0
%
0
0.0
%
0
Balance
0.00
0.00
0.00
%
(2)
Count
0.0
%
0
0.0
%
0
0.0
%
0
Balance
0.00
0.00
0.00
%
(2)
Count
0.0
%
0
0.0
%
0
0.0
%
0
Balance
0.00
0.00
0.00
%
(2)
Count
0.0
%
0
0.0
%
0
0.0
%
0
Balance
0.00
0.00
0.00
%
(2)
Count
0.0
%
0
0.0
%
0
0.0
%
0
Balance
0.00
0.00
0.00
%
(2)
Count
0.0
%
0
0.0
%
0
0.0
%
0
Balance
%
(2)
0.00
0.0%
0.00
0.0%
0.00
0.0%
May 2026
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
1
15,630,935.72
14.2%
Apr 2026
0
0.00
0.0
%
0
0.00
0.0
%
1
15,630,935.72
12.4
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0%
Mar 2026
0
0.00
0.0
%
0
0.00
0.0
%
2
125,672,179.92
100.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
1
12,723,962.36
10.1%
Feb 2026
0
0.00
0.0
%
1
1
10,000,000.00
79.5
%
2
28,442,636.05
20.5
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0%
Jan 2026
0
0.00
0.0
%
0
0.00
0.0
%
3
138,509,147.35
100.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
1
45,358,746.44
32.7%
Dec 2025
0
0.00
0.0
%
1
1
10,000,000.00
59.8
%
2
28,575,417.13
15.5
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0%
Nov 2025
1
1
10,000,000.00
59.8
%
1
15,842,850.38
8.6
%
1
12,801,963.96
7.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
1
3,409,894.20
1.9%
Oct 2025
2
1
13,409,894.20
60.4
%
2
28,710,591.41
15.3
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0%
Sep 2025
2
28,779,513.48
15.3
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
9
136,207,012.15
72.5%
Aug 2025
0
Jul 2025
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
1
1
0.00
0.0
%
14
132,312,1
13.78
40.8%
187,980,045.27
41.1%
Jun 2025
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
3
70,842,322.35
1
1.0%
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO
(2) Percentage in relation to Ending Scheduled Balance

Morgan Stanley Bank of America Merrill Lynch
T
rust 2015-C25
Commercial Mortgage Pass-Through Certificates, Series 2015-C25
August 2026
Delinquency Summary Report
Group 1
Delinquent
Loan Count
Current
1
30 - 59 days
0
60 - 89 days
0
90 - 120 days
0
121 + days
TOTAL
0
1
Bankruptcy
Foreclosure
REO
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
1
10,000,000.00
0.00
100.00%
0.00%
1
10,000,000.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0.00%
0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
110,000,000.00
0.00%
100.00%
0.00
110,000,000.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
Current
Current
100.0%
Actual Bal
TOTAL
Loan Count
Sched Bal
0.00
0.00
1
0
110,000,000.00
0.00
0.00
0.00
0
0
0.00
0.00
0.00
0.00
0
1
0.00
110,000,000.00
30 - 59 days
0.0%
60 - 89 days
0.0%
90 - 120 days
0.0%
121 + days
0.0%
Percentage*
Actual Bal
100.00%
0.00%
110,000,000.00
0.00
0.00%
0.00%
0.00
0.00
0.00%
100.00%
Total:
100.0%
0.00
110,000,000.00
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

Morgan Stanley Bank of America Merrill Lynch
T
rust 2015-C25
Commercial Mortgage Pass-Through Certificates, Series 2015-C25
August 2026
HISTORICAL LIQUID
A
TION LOSS LOAN DE
T
AIL
Loan ID
1
1A
7
16
26
34
53
Liquidation
Month
Jan 2025
Jan 2025
Jan 2026
May 2026
Mar 2026
Dec 2022
Nov 2025
Liquidation /
Prepayment
Code *
3
3
3
3
3
3
3
Current Beginning
Scheduled Balance
86,470,588.24
24,019,607.84
45,358,746.44
15,630,935.72
12,723,962.36
10,087,928.20
3,409,894.20
Most Recent Value **
276,000,000.00
0.00
67,200,000.00
24,300,000.00
31,300,000.00
10,300,000.00
9,550,000.00
Net Proceeds Received
on Liquidation
89,593,028.65
24,653,489.78
47,276,533.58
18,568,161.60
14,800,192.64
9,000,145.74
3,673,904.44
Liquidation Expense
1,126,764.93
196,175.72
959,637.57
1,280,198.69
978,337.56
814,739.14
132,005.12
Net Proceeds Available
for Distribution
88,466,263.72
24,457,314.06
46,316,896.01
17,287,962.91
13,821,855.08
8,185,406.60
3,541,899.32
Realized Loss to Trust
0.00
0.00
744.00
0.00
24,825.86
1,902,521.60
0.00
Count:
7
Totals:
197,701,663.00
418,650,000.00
207,565,456.43
5,487,858.73
202,077,597.70
1,928,091.46
* Liquidation / Prepayment Code: 1 - Partial Liq’n (Curtailment); 2 -
Payoff Prior
T
o Maturity; 3 - Disposition / Liquidation; 4 - Repurchase/ Substitution; 5 -
Full Payoff At Maturity; 6 - DPO; 7 - Liquidated; 8 -
Payoff w/ penalty; 9 - Payoff w/ yield Maintenance; 10 - Curtailment w/ Penalty;
11 - Curtailment w/ Yield Maintenance
** Reported as of liquidation period. If not provided by the servicer,
Most Recent V
alue is as of cutoff
.

Morgan Stanley Bank of America Merrill Lynch
T
rust 2015-C25
Commercial Mortgage Pass-Through Certificates, Series 2015-C25
August 2026
INTEREST ADJUSTMENT RECONCILI
A
TION
Current Ending
Scheduled
Loan ID
Balance
Special
Servicing Fee
Amount plus
Adjustments
Liquidation
Fee Amount
Workout Fee
Amount
Most Recent
Net ASER
Amount
Prepayment
Interest
(Excess)/
Shortfall *
Non-
Recoverable
(Scheduled
Interest Not
Advanced)**
Reimbursed
Interest on
Advances
Modified
Interest Rate
Reduction/
(Excess)
Reimbursement of
Advances to Servicer
Current Month
Outstanding
Other
Shortfalls/
(Refunds)
7
0.00
0.00
0.00
Count:
1
Totals:
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
4.33
0.00
0.00
0.00
0.00
0.00
4.33
Total Interest Shortfall hitting the Trust:
4.33
*
T
otal shortfall may not match impact to bonds due to, but not limited to, the net effect of PPIE and Master Servicing fees received as per the governing documents.
**In some cases, the Servicer does not withhold their Servicing Fees on Non-Recoverable loans.

Morgan Stanley Bank of America Merrill Lynch
T
rust 2015-C25
Commercial Mortgage Pass-Through Certificates, Series 2015-C25
August 2026
APPRAISAL REDUCTION REPORT
Paid Through
Loan ID
Property Name
Date
ARA (Appraisal
Reduction Amount)
ARA Date
Most Recent
Most Recent Value
Valuation Date
Most Recent Net
ASER Amount
Cumulative ASER
Amount
Count:
Totals:

Morgan Stanley Bank of America Merrill Lynch
T
rust 2015-C25
Commercial Mortgage Pass-Through Certificates, Series 2015-C25
August 2026
LOAN LEVEL DE
T
AIL
Property
Transfer
Maturity
Neg
End Schedule
Note
Sched
Prepay
Prepay
Paid
Prepay
Loan
Interest
Yield Maint
PFY
Operating
Loan ID
Type
Date
Stat
Date
Am
Balance
Rate
P&I
Adj
Date
Thru
Premium
Status **
Payment
Charges
DSCR
Stmnt
1
Mixed Use
1A
NY
01/07/24
01/07/24
01/03/25
01/03/25
2
Office
09/23/25
NY
09/01/25
N
1
10,000,000.00
4.420
418,672.22
0.00
08/01/26
0.00
4
418,672.22
0.00
1.57
12/31/24
3
Lodging
3A
4
V
arious
4A
4B
4C
5
V
arious
6
Multifamily
7
Office
8
Retail
9
Office
10
Various
1
1
Mixed Use
12
Office
13
Retail
14
Multifamily
15
Mixed Use
16
Retail
17
Multifamily
18
Multifamily
19
Multifamily
20
Retail
21
Various
22
Office
23
Office
24
Industrial
25
Multifamily
26
Retail
27
Retail
28
Various
28A
Various
29
Multifamily
30
Lodging
31
Multifamily
32
Multifamily
33
Lodging
34
Lodging
35
Multifamily
LA
08/06/25
08/06/25
XX
07/01/25
07/01/25
07/01/25
07/01/25
XX
08/01/25
MD
07/01/25
CA
08/01/25
CA
08/01/25
P
A
09/01/25
XX
09/01/25
CT
09/01/25
NJ
08/01/25
P
A
08/01/25
P
A
08/01/25
IL
07/06/25
ID
08/01/25
V
A
09/06/25
NV
08/01/25
FL
08/01/25
WA
08/01/25
XX
09/01/25
OK
08/01/25
NV
09/06/25
KY
08/01/25
OH
07/01/25
CA
08/01/25
OH
08/06/25
XX
09/01/25
XX
09/01/25
TX
07/01/22
CA
07/01/25
NV
09/01/25
NC
09/01/20
MO
09/01/25
TX
08/01/25
GA
09/01/25
07/07/25
07/07/25
04/30/25
04/30/25
04/30/25
04/30/25
06/1
1/25
04/30/25
12/19/25
07/09/25
08/25/25
08/29/25
08/28/25
05/01/25
08/01/25
07/31/25
06/30/25
05/1
1/26
05/05/21
07/18/25
08/01/25
07/31/25
05/30/25
08/01/25
09/05/25
05/01/25
07/01/25
02/13/26
07/25/25
08/29/25
02/28/25
04/29/22
07/03/25
08/28/25
06/01/20
07/01/25
1
1/22/22
09/02/25

Morgan Stanley Bank of America Merrill Lynch
T
rust 2015-C25
Commercial Mortgage Pass-Through Certificates, Series 2015-C25
August 2026
LOAN LEVEL DE
T
AIL
Property
Transfer
Maturity
Neg
End Schedule
Note
Sched
Prepay
Prepay
Paid
Prepay
Loan
Interest
Yield Maint
PFY
Operating
Loan ID
Type
Date
Stat
Date
Am
Balance
Rate
P&I
Adj
Date
Thru
Premium
Status **
Payment
Charges
DSCR
Stmnt
36
Lodging
37
Retail
38
Lodging
39
Lodging
40
Retail
41
Self Storage
42
Lodging
43
Retail
44
Retail
45
Multifamily
46
Mobile Home
47
Retail
48
Self Storage
49
Lodging
50
Retail
51
Retail
52
Various
53
Various
54
Industrial
55
Retail
56
Multifamily
MD
07/01/20
AZ
07/01/25
MD
09/01/25
MN
09/01/25
NV
09/06/25
CA
07/01/25
TX
07/01/25
AR
09/01/30
CA
08/06/25
GA
08/01/25
TX
08/01/25
P
A
06/06/25
FL
08/06/25
MT
09/06/25
NV
08/01/25
TX
08/01/25
XX
09/06/20
XX
08/01/25
NV
09/06/25
UT
09/01/25
OH
07/01/25
08/01/20
10/22/24
07/01/25
08/27/25
09/05/25
07/01/25
07/31/25
04/27/23
07/01/25
06/25/25
05/01/25
06/1
1/25
07/31/25
06/18/25
08/01/25
08/01/25
07/31/20
10/29/25
07/1
1/25
07/01/25
04/01/25
Count:
62
Totals:
1
10,000,000.00
418,672.22
0.00
0.00
418,672.22
0.00
* If State field is blank or ’XX’, loan has properties in multiple states.
** Loan Status: A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent;
3 = 90-120 Days Delinquent; 4 = Performing Matured Balloon; 5 = Non-Performing Matured Balloon; 6 = 121+ Days Delinquent; R = Repurchased.

Morgan Stanley Bank of America Merrill Lynch
T
rust 2015-C25
Commercial Mortgage Pass-Through Certificates, Series 2015-C25
August 2026
HISTORICAL LOAN MODIFIC
A
TION REPORT
Ending
Scheduled
Loan ID
Balance
Ending
Unpaid
Balance
Comments

Morgan Stanley Bank of America Merrill Lynch
T
rust 2015-C25
Commercial Mortgage Pass-Through Certificates, Series 2015-C25
August 2026
REO S
TA
TUS REPORT
Ending
Loan ID
State
City
Property Type
Book Value
Scheduled Loan
REO Date
Appraisal
Total Exposure
Appraisal Value
Date
Date Asset
Expected to
be Resolved
or Foreclosed
REO Revenue
and Other
Amounts
Type *
Count:
Totals:
(*) Legend: (1) Partial Liq’n (Curtailment), (2) Payoff Prior T
o Maturity, (3) Disposition / Liquidation, (4) Repurchase/ Substitution, (5) Full Payoff At Maturity, (6) DPO, (7) Liquidated, (8) Payoff w/ penalty,
(9) Payoff w/ yield Maintenance, (10) Curtailment w/ Penalty, (11) Curtailment w/ Yield Maintenance

Morgan Stanley Bank of America Merrill Lynch
T
rust 2015-C25
Commercial Mortgage Pass-Through Certificates, Series 2015-C25
August 2026
DEFEASED LOAN DE
T
AIL
Current Ending
Loan ID
Scheduled Balance
Maturity Date
Current
Note Rate
Defeasance
Status *
Count:
Totals:
* Defeasance Status: P = Portion of Loan Previously Defeased. F = Full Defeasance.

Morgan Stanley Bank of America Merrill Lynch
T
rust 2015-C25
Commercial Mortgage Pass-Through Certificates, Series 2015-C25
August 2026
M
A
TERIAL BREACHES AND DOCUMENT DEFECTS
Ending Principal
Loan ID
Balance
Material Breach Date
Date Received Notice
Description
Count:
Totals: